UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Preferred Stock	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Common Stock To Be Issued	Additional Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit
Balance, shares at Dec. 31, 2020		125,327,579				500,000
Balance, amount at Dec. 31, 2020	$ 1,565,821	$ 12,533	$ 0	$ 0	$ 0	$ 50	$ 201,974	$ 43,201,186		$ (41,849,922)
Common stock issued against common stock to be issued received in PY, shares		108,965
Common stock issued against common stock to be issued received in PY, amount		$ 11					(66,974)	66,963
Common stock issued for severance payable of discontinued operation, shares		379,463
Common stock issued for severance payable of discontinued operation, amount	225,001	$ 38						224,963
Convertible note and accrued interest converted to common stock, shares		4,372,903
Convertible note and accrued interest converted to common stock, amount	1,221,120	$ 438						1,220,682
Common stock issued for cash against S-1 agreement, shares		762,400
Common stock issued for cash against S-1 agreement, amount	358,537	$ 76						358,461
Loss on extinguishment of debt	1,587,027							1,587,027
Common stock to be issued for asset acquisition	4,270,000						4,270,000
Common stock issued for cash, shares		4,304,328
Common stock issued for cash, amount	1,252,000	$ 430						1,251,570
Common stock issued for services, shares		2,529,905
Common stock issued for services, amount	1,888,403	$ 253						1,888,150
Common stock issued for financing cost, shares		118,000
Common stock issued for financing cost, amount	$ 57,466	$ 12						57,454
Common stock issued on cashless option exercise, shares	300,000	196,438
Common stock issued on cashless option exercise, amount	$ 0	$ 20						(20)
Common stock to be Issued for cash	25,000						25,000
Common stock to be issued for services	100,000						100,000
Stock based compensation options	1,143,730							1,143,730
Net loss	(16,032,305)									(16,032,305)
Balance, amount at Dec. 31, 2021	(2,338,200)	$ 13,811	0	0	0	$ 50	4,530,000	51,000,166	$ 0	(57,882,227)
Balance, shares at Dec. 31, 2021		138,099,981				500,000
Common stock issued against common stock to be issued received in PY, shares		166,667
Common stock issued against common stock to be issued received in PY, amount	0	$ 17					(25,000)	24,983
Common stock issued for services, shares		802,115
Common stock issued for services, amount	79,500	$ 80					100,000	179,420
Common stock issued on cashless option exercise, shares		282,759
Common stock issued on cashless option exercise, amount	0	$ 28						(28)
Net loss	(2,086,714)									(2,086,714)
Common stock issued under s-1, shares		4,000,000
Common stock issued under s-1, amount	594,870	$ 400						594,470
Common stock issued against common stock to be issued purchase of atd, shares		7,000,000
Common stock issued against common stock to be issued purchase of atd, amount	0	$ 700					(4,270,000)	4,269,300
Common stock issued stock purchase agreements, shares		976,870
Common stock issued stock purchase agreements, amount	105,000	$ 98						104,902
Stock issued on settlement of debt, shares		173,390
Stock issued on settlement of debt, amount	32,944	$ 17						32,927
Stock based compensation - stock options	188,917							188,917
Balance, amount at Mar. 31, 2022	(3,423,683)	$ 15,151				$ 50	135,000	56,395,057		(59,968,941)
Balance, shares at Mar. 31, 2022		151,501,782				500,000
Balance, shares at Dec. 31, 2021		138,099,981				500,000
Balance, amount at Dec. 31, 2021	(2,338,200)	$ 13,811	$ 0	$ 0	$ 0	$ 50	4,530,000	51,000,166	0	(57,882,227)
Common stock issued against common stock to be issued received in PY, shares		166,667
Common stock issued against common stock to be issued received in PY, amount	0	$ 17					(25,000)	24,983
Loss on extinguishment of debt	154,292							154,292
Common stock issued for services, shares		802,115
Common stock issued for services, amount	79,500	$ 80					100,000	179,420
Common stock issued on cashless option exercise, shares		282,759
Common stock issued on cashless option exercise, amount		$ 28						(28)
Common stock to be issued for services	0
Net loss	(6,242,949)									(6,242,949)
Common stock issued under s-1, shares		20,977,638
Common stock issued under s-1, amount	1,287,266	$ 2,098						1,331,168	(46,000)
Common stock issued against common stock to be issued purchase of atd, shares		7,000,000
Common stock issued against common stock to be issued purchase of atd, amount		$ 700					(4,270,000)	4,269,300
Common stock issued stock purchase agreements, shares		14,837,874
Common stock issued stock purchase agreements, amount	455,000	$ 1,484						453,516
Stock issued on settlement of debt, shares		173,390
Stock issued on settlement of debt, amount	32,944	$ 17						32,927
Stock based compensation - stock options	1,107,492							1,107,492
Stock issued on settlement of debt, shares		891,610
Stock issued on settlement of debt, amount	64,196	$ 89						64,107
Stock issued settlement of claim, shares		3,544,247
Stock issued settlement of claim, amount	226,171	$ 354						225,817
Stocks issued on settlement of debt		5,665,636
Stocks issued on settlement of debt amount	348,876	$ 567						348,309
Balance, amount at Dec. 31, 2022	(4,825,412)	$ 19,245				$ 50	135,000	59,191,469	(46,000)	(64,125,176)
Balance, shares at Dec. 31, 2022		192,441,917				500,000
Common stock issued for cash, amount	1,000,000.0
Net loss	(2,762,628)									(2,762,628)
Common stock issued under s-1, shares		8,000,000
Common stock issued under s-1, amount	175,000	$ 800						169,200	5,000
Stock based compensation - stock options	103,822							103,822
Common stock issued against common stock to be issued, shares		1,000,000
Common stock issued against common stock to be issued, amount	0	$ 100					(135,000)	134,900
Common Stock issued on conversion of debt, shares		22,207,486
Common Stock issued on conversion of debt, shares, amount	688,432	$ 2,220						686,212
Debt discount on modifications / issuance of notes	459,522							459,522
Balance, amount at Mar. 31, 2023	$ (6,161,264)	$ 22,365				$ 50	$ 0	$ 60,745,125	$ (41,000)	$ (66,887,804)
Balance, shares at Mar. 31, 2023		223,649,403				500,000